Employee future benefits - Changes in Accrued Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized:
Amounts recognized in net loss	$ (275)	$ (441)	$ (500)
Amounts recognized in other comprehensive loss	4,084	4,277	4,971
Unfunded Plan | Pension benefit plans
Amounts recognized:
Amounts recognized in net loss	(290)	(344)	(369)
Amounts recognized in other comprehensive loss	843	(1,089)	(852)
Unfunded Plan | Other benefit plans
Amounts recognized:
Amounts recognized in net loss	(26)	98	(13)
Amounts recognized in other comprehensive loss	3	(31)	17
Present value of defined benefit obligation | Unfunded Plan | Pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	14,145	13,197	12,375
Current service cost	66	107	87
Interest cost	224	237	282
Actuarial (gain) loss arising from changes in financial assumptions	(193)	(694)	1,479
Benefits paid	(492)	(485)	(399)
Impact of foreign exchange rate changes	(650)	1,783	(627)
Balances – End of the year	13,100	14,145	13,197
Present value of defined benefit obligation | Unfunded Plan | Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	84	217	281
Current service cost	6	14	13
Interest cost	1	3	0
Actuarial (gain) loss arising from changes in financial assumptions	19	(115)	0
Benefits paid	(2)	(66)	(60)
Impact of foreign exchange rate changes	(3)	31	(17)
Balances – End of the year	$ 105	$ 84	$ 217